Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
CURRENT ASSETS:
Cash (including $251,778 and $201,050 in restricted cash)		$ 252,631	$ 827,790		$ 251,050
Receivable - Participation Agreement			1,440,598
Inventories - Crude Oil		21,777	16,821		107,026
Prepaid expenses and other current assets		270,933	334,264		318,771
Total current assets		1,761,147	3,631,968		1,311,330
NON-CURRENT ASSETS:
Property and equipment, net		3,272,314	3,251,432		596,464
Right of use asset - operating lease		58,764	100,644		243,494
Right of use asset - financing lease		165,674	175,139
Oil and gas properties, full cost-method		1,227,366	1,285,177		2,295,015
Unevaluated wells in progress		3,997,074	3,244,653		4,936,352
Other assets		592,012	630,531		14,760
Goodwill		5,917,843			2,100,374
Total non-current assets		9,313,204	8,687,576		10,186,459
TOTAL ASSETS		11,074,351	12,319,544		11,497,789
CURRENT LIABILITIES
Accounts payable		4,316,684	3,501,283		799,100
Accrued liabilities		378,930	406,669		119,600
Cash overdraft					27,918
Derivative liabilities		15,254,287	10,483,371
Deferred drilling costs			317,350
Series C Preferred Stock		8,774,619	6,488,178
Convertible note payable, net of discount		762,379	972,831
Current portion of long-term debt		117,961	104,950
Current portion of lease liability - operating lease		70,763	108,117		155,263
Current portion of lease liability - financing lease		33,085	31,629
Total current liabilities		33,735,720	23,596,628		1,101,881
NON-CURRENT LIABILITIES
Lease liability - operating lease, net of current portion			2,119		110,235
Lease liability - financing lease, net of current portion		104,821	113,659
Long-term debt, net of current portion		250,519	208,046
Asset retirement obligations		1,494,944	1,463,931		1,303,751
Total non-current liabilities		1,850,284	1,787,755		1,413,986
Total Liabilities		35,586,004	25,384,383		2,515,867
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Common stock, $0.0001 par value, 500,000,000 shares authorized and 10,166,667 and 0 shares issued and outstanding ()		1,034	1,017	[1]		[1]
Additional paid in capital ()		47,173,132	43,453,095	[1]	25,660,896	[1]
Accumulated deficit		(74,935,820)	(59,768,952)		(16,678,975)
Total White River Energy Corp stockholder’s equity (deficit)		(27,761,653)	(16,314,839)		8,981,922
Non-controlling interest		3,250,000	3,250,000
Total stockholders’ equity (deficit)		(24,511,653)	(13,064,839)		8,981,922
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)		11,074,351	12,319,544		11,497,789
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock		1	1	[1]	1	[1]
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable - related parties		79,388	54,854		578,214
Related Party [Member]
CURRENT ASSETS:
Accounts receivable - related parties		1,136,418	957,641		56,269
CURRENT LIABILITIES
Related party advances		$ 4,027,012	1,182,250
Ecoark Holdings Inc [Member]
CURRENT LIABILITIES
Related party advances	[1]

[1]	On July 25, 2022, White River Holdings Corp (“Holdings”) acquired White River Energy Corp, then named Fortium Holdings Corp. (the “Company”) in a share exchange. White River Holding’s parent, Bitnile Metaverse, Inc (“Ecoark”) was issued 1,200 Series A convertible preferred stock (“Series A”) of the Company in exchange for the 60,000,000 common shares that were outstanding at the time of the share exchange. The Company has reflected this transaction retroactively in these audited financial statements. Since the amounts Due to Ecoark were exchanged in the issuance of the preferred shares, these have been reflected in additional paid in capital. The reclassification of amounts due to Ecoark as of March 31, 2022 that were reclassified to additional paid in capital were $25,058,733 and are deemed to have been permanently contributed by Ecoark.